Marketable Securities - Shares received as payment from clients (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Line Items]
Shares received as a payment from client		$ 0	$ 184,800
Marketable Securities, Current	$ 94,817	94,776	184,800
MJ Holdings [Member]
Marketable Securities [Line Items]
Marketable Securities, Current		$ 94,776	$ 0